Average Annual Total Returns{- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -06 - Fidelity Founders Fund	Fidelity Advisor Founders Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Founders Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Founders Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Founders Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Founders Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class Z Return Before Taxes Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	38.28%	28.49%	[1]	38.28%	28.49%	[1]	22.66%	22.24%	[1]	41.37%	29.81%	[1]	44.74%	31.62%	[1]	47.20%	32.93%	[1]	47.37%	33.14%	[1]	20.89%	21.01%	[1]

[1]	(a)From February 14, 2019